Short-Term Borrowings (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
account receivables factored	€ 1,093	€ 685
loan in euro	€ 1,000	€ 1,000